Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

9.  SUBSEQUENT EVENTS

During the period from January 1, 2018 to March 19, 2018, contributions of $3,672,750 were made to the Partnership and withdrawals of $1,423,903 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 19, 2018, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to or disclosure in the financial statements.